Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization
Schedule of reconciliation of business combination to statement of cash flows and statement of changes in equity

Recapitalization
Cash — Gig's trust and cash (net of redemptions and transaction costs)	$117,796
Cash — PIPE Financing	25,000
Net Cash provided by Business Combination and PIPE Financing	142,796
Less: non-cash items charged against additional paid-in capital	(32,995)
Net contributions from Business Combination and PIPE Financing	$109,801

Schedule of common stock outstanding following the consummation of business combination

Number of Shares
Common stock, outstanding prior to Business Combination	25,893,479
Less: redemption of Gig shares	(5,816,664)
Common stock Gig	20,076,815
Shares issued in PIPE Financing	2,500,000
Business Combination and PIPE Financing shares	22,576,815
Lightning Systems shares(1)	50,652,890
Total shares of common stock outstanding immediately after Business Combination	73,229,705
(1)	The number of Lightning Systems shares were calculated using the Exchange Ratio contemplated in the Business Combination of approximately 0.9406.